Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Troubled Debt Restructurings of Financing Receivables) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	¥ 2,472	¥ 3,193	¥ 4,680	¥ 5,762
Post-modification outstanding recorded investment	1,935	2,515	3,662	4,446
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	43	452	57	927
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	2,472	2,740	4,680	5,309
Post-modification outstanding recorded investment	1,935	2,062	3,662	3,993
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	43	452	57	927
Consumer borrowers | Consumer - Housing loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment		121	11	132
Post-modification outstanding recorded investment		108	11	113
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	544	516	1,075	1,105
Post-modification outstanding recorded investment	430	418	853	908
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	12	11	16	31
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	1,928	2,103	3,594	4,072
Post-modification outstanding recorded investment	1,505	1,536	2,798	2,972
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	¥ 31	441	¥ 41	896
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment		453		453
Post-modification outstanding recorded investment		453		453
Corporate borrowers | Other Corporate Loan
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment		453		453
Post-modification outstanding recorded investment		¥ 453		¥ 453